COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 06, 2022	Jan. 06, 2022
Public offering, shares sold, shares	2,352,942	5,120,000
Common stock, shares sold, amount	$ 8,700,000	$ 4,054,055
Description of common stock rounding provision		The Company issued 1,012 shares of common stock in connection with the rounding provision of the 1-for-3 reverse stock split effective on April 28, 2022
Public offering price	$ 4.25	$ 1.48
Common stock, shares sold, shares	2,352,942	2,128,378
Received of net proceeds from the sale of underwritten public offering	$ 8,779,000
Warrant exercise price		$ 0.001
Common Stock Shares Issued For Services, Shares		191,919
Issued shares of common stock for service, Value		$ 864,500	$ 0
Issuance of new stock, PIPE Offring		1,925,677
Non-Prefunded Warrant [Member]
Exercise Price		$ 1.35
Prefunded Warrant [Member]
Exercise Price		$ 1.35
Stock Option [Member]
Exercise Price			$ 0.79026		$ 0.79026
Common Stock Shares Issued		$ 48,106	$ 24,368
Consulting Services [Member]
Common Stock Shares Issued For Services, Shares		27,500	34,806
Exercise Price				$ 2.73
Issued shares of common stock for service, Value		$ 75,000	$ 145,805
Convertible Note Payable [Member]
Common Stock Shares Issued For Services, Shares		7,917
Issued shares of common stock for service, Value		$ 47,500
Professional Services [Member]
Common Stock Shares Issued For Services, Shares		75,000	34,806
Exercise Price				$ 0.94
Issued shares of common stock for service, Value		$ 70,500	$ 145,805
IDTEC [Member]
Common Stock Shares Issued For Services, Shares			58,980
Exercise Price			$ 1.50
PIPE [Member]
Common Stock Shares Issued For Services, Shares		2,128,378
Exercise Price		$ 0.001
RSUs [Member]
Common Stock Shares Issued For Services, Shares		175,252	16,667
Strategic Advisory And Digital Marketing Services [Member] | Consultant [Member]
Common Stock Shares Issued For Services, Shares		500,000
Issued shares of common stock for service, Value		$ 455,000
Exercise price		$ 0.91
Business Development Consulting Services [Member] | Consultant [Member]
Common Stock Shares Issued For Services, Shares		300,000
Issued shares of common stock for service, Value		$ 264,000
Exercise price		$ 0.88
Lease Agreement [Member]
Debt conversion, converted instrument, shares issued, shares			5,334
Debt Conversion, Converted Instrument, Amount			$ 49,600
Agreement expiring date			February 2022
Asset Purchase Agreement [Member] | IDTEC [Member]
Convertible Notes, Conversion Price			$ 1.50
Underwritten Public Offering [Member]
Common Stock Shares Issued For Services, Shares		1,647,564
Exercise Price		$ 2.125
Series B Convertible Preferred stock
Common Stock Shares Issued For Services, Shares		1,000,000
Debt conversion, converted instrument, shares issued, shares		3,000,000
Series A-1 Convertible Preferred stock [Member]
Common Stock Shares Issued For Services, Shares		14,390
Debt Conversion, Converted Instrument, Amount		$ 107,880